Borrowings - LIQUIDITY RISK (Details) R in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Nov. 11, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Sep. 19, 2018 USD ($)	Sep. 11, 2018 USD ($)	May 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Sep. 19, 2017 USD ($)	Nov. 15, 2016 ZAR (R)	Jul. 01, 2014 USD ($)	Jul. 01, 2014 ZAR (R)
Maturity analysis for financial assets held for managing liquidity risk
Other payables.		R 3,448.9		R 2,832.5				R 3,802.3
Trade and other payables		7,739.5		5,159.9
Total		42,879.7		44,931.5
Within one year
Maturity analysis for financial assets held for managing liquidity risk
Trade and other payables		7,739.5		5,159.9
Total		9,704.6		13,151.5
Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Total		24,265.6		18,850.0
After five years
Maturity analysis for financial assets held for managing liquidity risk
Total		8,909.5		12,930.0
US$600 million RCF
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt	$ 600.0						R 600.0
R6.0 billion RCF
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt		6,000.0	R 6,000.0							R 6,000.0
US$350 million RCF
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt	350.0						R 350.0
2022 and 2025 Notes
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt | $					$ 349.0
US 450 Million Convertible Bond [Member]
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt | $	$ 384.0					$ 66.0			$ 450.0
Burnstone Debt
Maturity analysis for financial assets held for managing liquidity risk
Face amount of debt											$ 178.1	R 1,883.9
Capital
Maturity analysis for financial assets held for managing liquidity risk
Other payables.		3,808.6		3,386.8
Capital | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Other payables.		775.4		293.3
Capital | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Other payables.		2,918.6		1,968.9
Capital | After five years
Maturity analysis for financial assets held for managing liquidity risk
Other payables.		114.6		1,124.6
Capital | US$600 million RCF
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		5,711.9		2,726.5
Capital | US$600 million RCF | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		5,711.9		2,726.5
Capital | R6.0 billion RCF
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		2,500.0		5,896.4
Capital | R6.0 billion RCF | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings				5,896.4
Capital | R6.0 billion RCF | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Bank borrowings		2,500.0
Capital | 2022 and 2025 Notes
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		9,808.4		10,053.6
Capital | 2022 and 2025 Notes | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		4,951.8		5,075.6
Capital | 2022 and 2025 Notes | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		4,856.6		4,978.0
Capital | US 450 Million Convertible Bond [Member]
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		5,376.0		5,510.4
Capital | US 450 Million Convertible Bond [Member] | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		5,376.0		5,510.4
Capital | Burnstone Debt
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		109.0		2,552.9
Capital | Burnstone Debt | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		109.0
Capital | Burnstone Debt | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings				2,552.9
Capital | Other borrowings
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings				252.3
Capital | Other borrowings | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings				252.3
Capital | Franco-Nevada liability
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		2.0		2.0
Capital | Franco-Nevada liability | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		2.0		2.0
Capital | Stillwater Convertible Debentures
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		3.5		3.8
Capital | Stillwater Convertible Debentures | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		3.5		3.8
Interest
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		7,820.8		9,386.9
Interest | Within one year
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		1,184.2		1,543.8
Interest | Between one and five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		2,698.3		3,568.6
Interest | After five years
Maturity analysis for financial assets held for managing liquidity risk
Non-bank borrowings		R 3,938.3		R 4,274.5